UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund

Semi-Annual Report

June 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

Neither the Fund nor Fidelity Distributors Corporation is a bank.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	19.2
German Federal Republic	3.1
CCO Holdings LLC/CCO Holdings Capital Corp.	1.4
Japan Government	1.1
JPMorgan Chase & Co.	1.1
25.9

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Energy	9.9
Financials	9.0
Communication Services	8.5
Consumer Discretionary	6.7
Industrials	6.2

Quality Diversification (% of fund's net assets)

As of June 30, 2021
U.S. Government and U.S. Government Agency Obligations*	21.2%
AAA,AA,A	4.0%
BBB	5.3%
BB	20.3%
B	23.6%
CCC,CC,C	4.0%
Not Rated	8.5%
Equities	6.2%
Short-Term Investments and Net Other Assets	6.9%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratingsare as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*,**,***,†
Preferred Securities	7.7%
Corporate Bonds	36.8%
U.S. Government and U.S. Government Agency Obligations††	21.2%
Foreign Government & Government Agency Obligations	12.0%
Bank Loan Obligations	9.1%
Stocks	6.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	6.9%

 * Foreign investments – 28.2%

 ** Futures and Swaps – 2.9%

 *** Written options – (0.0)%

 † Forward Currency Contracts – (8.2)%

 †† Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.2%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forum Energy Technologies, Inc. 9% 8/4/25		$2,098	$2,095
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		1,303	4,886
15% 7/15/23 (b)(c)		2,249	7,646
			12,532
TOTAL ENERGY			14,627
Nonconvertible Bonds - 30.1%
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.3%
Altice France SA:
5.125% 7/15/29 (d)		38,465	38,653
5.5% 1/15/28 (d)		13,345	13,848
7.375% 5/1/26 (d)		27,675	28,780
8.125% 2/1/27 (d)		4,495	4,897
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		21,480	22,957
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		3,300	3,262
5.625% 9/15/28 (d)		2,610	2,658
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		11,730	12,127
5.875% 10/15/27 (d)		6,300	6,749
6.75% 5/1/29 (d)		7,510	7,985
Lumen Technologies, Inc. 5.375% 6/15/29 (d)		7,120	7,222
Qwest Corp. 7.25% 9/15/25		955	1,130
Sable International Finance Ltd. 5.75% 9/7/27 (d)		12,405	13,022
Sprint Capital Corp.:
6.875% 11/15/28		78,162	100,243
8.75% 3/15/32		39,078	59,399
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		9,200	9,678
Virgin Media Finance PLC 5% 7/15/30 (d)		14,025	14,095
Windstream Escrow LLC 7.75% 8/15/28 (d)		19,370	19,951
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		9,545	9,479
			376,135
Entertainment - 0.1%
Allen Media LLC 10.5% 2/15/28 (d)		6,415	6,816
Netflix, Inc. 4.875% 4/15/28		13,960	16,211
			23,027
Media - 3.3%
Altice Financing SA 5% 1/15/28 (d)		6,470	6,342
Block Communications, Inc. 4.875% 3/1/28 (d)		4,405	4,493
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		10,205	10,396
4.5% 8/15/30 (d)		16,805	17,498
4.5% 5/1/32		6,745	6,990
4.75% 3/1/30 (d)		51,010	53,943
5% 2/1/28 (d)		54,720	57,388
5.125% 5/1/27 (d)		42,005	44,059
5.375% 6/1/29 (d)		34,085	37,258
Clear Channel International BV 6.625% 8/1/25 (d)		9,800	10,298
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		5,745	5,948
CSC Holdings LLC:
4.5% 11/15/31 (d)		14,440	14,529
5% 11/15/31 (d)		4,330	4,351
5.375% 2/1/28 (d)		13,855	14,658
5.75% 1/15/30 (d)		61,690	64,080
6.5% 2/1/29 (d)		15,380	17,035
7.5% 4/1/28 (d)		8,475	9,301
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		24,690	15,987
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		7,310	7,542
6.75% 10/15/27 (d)		6,785	7,311
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		13,395	13,763
5.625% 7/15/27 (d)		14,270	15,126
Quebecor Media, Inc. 5.75% 1/15/23		14,205	15,202
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.5% 9/15/28 (d)		6,500	6,829
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		1,655	1,642
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		11,260	11,598
5% 8/1/27 (d)		8,740	9,157
Townsquare Media, Inc. 6.875% 2/1/26 (d)		3,305	3,536
Univision Communications, Inc. 4.5% 5/1/29 (d)		5,760	5,803
Videotron Ltd. 5.125% 4/15/27 (d)		7,325	7,655
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		3,375	3,454
6% 1/15/27 (d)		7,930	8,287
Ziggo BV:
4.875% 1/15/30 (d)		4,805	4,925
5.5% 1/15/27 (d)		14,342	14,898
			531,282
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		19,430	11,124
8% 2/15/24 (d)		12,960	13,385
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,040	1,082
Sprint Corp. 7.625% 3/1/26		3,615	4,410
T-Mobile U.S.A., Inc.:
3.375% 4/15/29		5,905	6,094
3.5% 4/15/31		5,905	6,109
			42,204
TOTAL COMMUNICATION SERVICES			972,648
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		4,830	5,289
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		1,280	0
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		632	285
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		7,155	7,468
			13,042
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		565	743
Tesla, Inc. 5.3% 8/15/25 (d)		835	863
			1,606
Diversified Consumer Services - 0.2%
BidFair Holdings, Inc. 5.875% 6/1/29 (d)		4,315	4,380
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,300	5,475
Service Corp. International 4% 5/15/31		5,750	5,869
Sotheby's 7.375% 10/15/27 (d)		2,970	3,204
TKC Holdings, Inc.:
6.875% 5/15/28 (d)		5,780	5,961
10.5% 5/15/29 (d)		5,780	6,257
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,750	4,959
			36,105
Hotels, Restaurants & Leisure - 2.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)(g)		5,685	5,756
4% 10/15/30 (d)		23,490	22,727
4.375% 1/15/28 (d)		6,265	6,351
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,520	2,674
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		2,720	2,795
Boyd Gaming Corp. 4.75% 6/15/31 (d)		7,140	7,408
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		25,535	27,067
8.125% 7/1/27 (d)		34,045	37,865
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		8,510	8,967
Carnival Corp.:
7.625% 3/1/26 (d)		5,040	5,475
9.875% 8/1/27 (d)		10,150	11,850
10.5% 2/1/26 (d)		7,395	8,610
11.5% 4/1/23 (d)		20,180	22,829
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,803
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)		3,350	3,384
4% 5/1/31 (d)		5,020	5,065
4.875% 1/15/30		11,025	11,769
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	5,431
MCE Finance Ltd.:
4.875% 6/6/25 (d)		17,840	18,259
5.25% 4/26/26 (d)		7,345	7,606
5.375% 12/4/29 (d)		4,785	5,048
5.75% 7/21/28 (d)		3,385	3,571
Merlin Entertainments PLC 5.75% 6/15/26 (d)		4,580	4,809
MGM Resorts International 4.75% 10/15/28		6,740	7,161
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		6,935	7,264
12.25% 5/15/24 (d)		9,110	11,002
NCL Finance Ltd. 6.125% 3/15/28 (d)		2,690	2,819
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		6,740	7,239
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (d)		8,545	9,731
11.5% 6/1/25 (d)		12,420	14,314
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		5,505	5,904
Studio City Finance Ltd. 5% 1/15/29 (d)		3,255	3,284
Vail Resorts, Inc. 6.25% 5/15/25 (d)		3,855	4,126
Viking Cruises Ltd.:
5.875% 9/15/27 (d)		3,395	3,355
13% 5/15/25 (d)		5,740	6,753
Voc Escrow Ltd. 5% 2/15/28 (d)		6,285	6,354
Wynn Macau Ltd. 5.125% 12/15/29 (d)		9,840	10,135
Yum! Brands, Inc. 4.625% 1/31/32		5,905	6,200
			343,760
Household Durables - 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		4,370	4,328
LGI Homes, Inc. 6.875% 7/15/26 (d)		7,205	7,468
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		775	840
Tempur Sealy International, Inc. 4% 4/15/29 (d)		7,905	8,003
TopBuild Corp. 3.625% 3/15/29 (d)		3,030	3,000
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	13,095
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	9,608
			46,342
Internet & Direct Marketing Retail - 0.2%
Angi Group LLC 3.875% 8/15/28 (d)		3,385	3,364
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		23,835	25,772
			29,136
Specialty Retail - 0.5%
Ambience Merger Sub, Inc.:
4.875% 7/15/28 (d)(g)		2,840	2,847
7.125% 7/15/29 (d)(g)		4,235	4,277
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	2,042
4.75% 3/1/30		1,980	2,069
Carvana Co. 5.5% 4/15/27 (d)		5,905	6,098
L Brands, Inc.:
6.625% 10/1/30 (d)		3,355	3,883
6.75% 7/1/36		15,890	19,902
6.875% 11/1/35		4,345	5,502
7.5% 6/15/29		5,030	5,923
Magic MergerCo, Inc.:
5.25% 5/1/28 (d)		6,875	7,053
7.875% 5/1/29 (d)		7,300	7,528
Party City Holdings, Inc. 8.75% 2/15/26 (d)		3,075	3,283
Victoria's Secret & Co. 4.625% 7/15/29 (d)(g)		4,895	4,895
			75,302
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.25% 3/15/29 (d)		4,325	4,412
TOTAL CONSUMER DISCRETIONARY			549,705
CONSUMER STAPLES - 1.3%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		3,135	3,143
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		5,285	5,226
4.625% 1/15/27 (d)		13,797	14,431
4.875% 2/15/30 (d)		23,423	24,981
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,155	5,110
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		5,292	5,783
Performance Food Group, Inc. 5.5% 10/15/27 (d)		5,345	5,617
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		6,735	7,070
United Natural Foods, Inc. 6.75% 10/15/28 (d)		4,680	5,036
			73,254
Food Products - 0.8%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		3,790	3,927
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		3,895	4,440
JBS U.S.A. Food Co.:
5.75% 1/15/28 (d)		6,485	6,937
7% 1/15/26 (d)		6,745	7,150
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		10,725	11,784
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		12,225	13,672
6.5% 4/15/29 (d)		17,835	20,131
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (d)		5,230	5,412
4.875% 11/1/26 (d)		5,285	5,463
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		10,220	10,590
Post Holdings, Inc.:
4.5% 9/15/31 (d)		12,110	12,090
4.625% 4/15/30 (d)		6,415	6,523
5.5% 12/15/29 (d)		9,145	9,797
5.75% 3/1/27 (d)		4,885	5,111
Simmons Foods, Inc. 4.625% 3/1/29 (d)		4,295	4,332
TreeHouse Foods, Inc. 4% 9/1/28		2,250	2,233
			129,592
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		4,310	4,235
TOTAL CONSUMER STAPLES			210,224
ENERGY - 4.1%
Energy Equipment & Services - 0.2%
CGG SA 8.75% 4/1/27 (d)		5,895	6,101
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	2,894
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		6,565	6,434
7.5% 1/15/28 (d)		5,660	5,434
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		3,620	1,846
NuStar Logistics LP 6% 6/1/26		7,285	7,904
Summit Midstream Holdings LLC 5.75% 4/15/25		3,405	3,124
			33,737
Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)		4,305	4,488
5.75% 1/15/28 (d)		10,640	11,196
Callon Petroleum Co.:
6.125% 10/1/24		2,855	2,814
6.25% 4/15/23		5,395	5,401
Cheniere Energy Partners LP 4% 3/1/31 (d)		9,070	9,478
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		13,395	14,132
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)		3,115	3,372
7% 10/1/24 (c)(e)		3,985	0
8% 1/15/25 (c)(e)		1,955	0
8% 6/15/27 (c)(e)		1,240	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		16,430	16,759
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		4,665	4,863
7% 6/15/25 (d)		13,580	14,151
CNX Midstream Partners LP 6.5% 3/15/26 (d)		3,935	4,128
CNX Resources Corp. 6% 1/15/29 (d)		3,200	3,460
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		4,055	4,207
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		11,860	12,097
6.75% 3/1/29 (d)		8,110	8,639
7.5% 5/15/25 (d)		2,246	2,330
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		7,140	7,440
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		11,025	11,314
5.75% 4/1/25		2,960	3,043
6% 2/1/29 (d)		16,880	17,682
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		2,450	2,573
CVR Energy, Inc.:
5.25% 2/15/25 (d)		9,740	9,745
5.75% 2/15/28 (d)		24,505	24,694
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		10,780	9,972
DT Midstream, Inc.:
4.125% 6/15/29 (d)		4,285	4,351
4.375% 6/15/31 (d)		4,285	4,378
EG Global Finance PLC 8.5% 10/30/25 (d)		9,545	10,094
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		4,090	4,248
5.75% 1/30/28 (d)		10,149	10,821
6.625% 7/15/25 (d)		3,395	3,633
Energy Transfer LP 5.5% 6/1/27		12,065	13,371
EQT Corp. 3.9% 10/1/27		15,848	16,977
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		6,600	6,922
5.625% 2/15/26 (d)		9,140	9,533
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)		3,250	3,388
6% 2/1/31 (d)		3,250	3,445
6.25% 11/1/28 (d)		7,130	7,576
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		4,350	4,448
MEG Energy Corp. 7.125% 2/1/27 (d)		6,490	6,914
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	4,363
5.625% 5/1/27		3,665	3,867
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		10,330	10,555
6.75% 9/15/25 (d)		27,005	27,646
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		7,480	6,788
7.5% 4/15/26		9,630	8,787
NGPL PipeCo LLC 4.875% 8/15/27 (d)		1,800	2,062
Occidental Petroleum Corp.:
2.9% 8/15/24		8,270	8,456
3.2% 8/15/26		515	519
3.4% 4/15/26		670	685
3.5% 8/15/29		3,820	3,834
4.4% 4/15/46		5,820	5,590
4.4% 8/15/49		14,725	14,136
4.625% 6/15/45		4,795	4,675
5.875% 9/1/25		6,775	7,537
6.2% 3/15/40		3,565	4,031
6.375% 9/1/28		6,775	7,910
6.45% 9/15/36		11,875	14,198
6.6% 3/15/46		9,520	11,316
6.625% 9/1/30		13,550	16,376
7.2% 3/15/29		2,440	2,806
7.5% 5/1/31		680	857
Ovintiv Exploration, Inc. 5.375% 1/1/26		6,813	7,678
Parkland Corp. 4.5% 10/1/29 (d)		4,420	4,492
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	10,796
7.25% 6/15/25		13,580	10,321
9.25% 5/15/25 (d)		15,055	15,130
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,003
PDC Energy, Inc.:
6.125% 9/15/24		2,480	2,536
6.25% 12/1/25		4,370	4,523
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)		3,025	3,167
SM Energy Co.:
5.625% 6/1/25		4,400	4,356
6.625% 1/15/27		12,830	13,183
6.75% 9/15/26		3,175	3,231
Southwestern Energy Co.:
6.45% 1/23/25 (f)		1,095	1,212
7.5% 4/1/26		12,420	13,150
7.75% 10/1/27		7,830	8,495
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		5,515	5,612
5.5% 2/15/26		6,865	7,074
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (d)		5,035	5,513
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (d)		6,345	6,868
Teine Energy Ltd. 6.875% 4/15/29 (d)		4,420	4,536
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,716
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		6,493	325
Vine Energy Holdings LLC 6.75% 4/15/29 (d)		4,415	4,647
			631,635
TOTAL ENERGY			665,372
FINANCIALS - 3.1%
Banks - 0.1%
Barclays PLC 1.106% 5/12/32 (Reg. S) (f)	EUR	15,045	17,982
Capital Markets - 0.2%
AssuredPartners, Inc.:
5.625% 1/15/29 (d)		3,905	3,905
7% 8/15/25 (d)		2,930	2,992
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		3,375	3,443
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		4,420	4,647
MSCI, Inc. 4% 11/15/29 (d)		3,780	3,988
UBS Group AG 0.25% 11/5/28 (Reg. S) (f)	EUR	9,024	10,583
			29,558
Consumer Finance - 1.9%
Ally Financial, Inc.:
8% 11/1/31		16,761	23,576
8% 11/1/31		83,872	120,528
Ford Motor Credit Co. LLC:
3.375% 11/13/25		15,970	16,560
3.625% 6/17/31		7,380	7,523
4% 11/13/30		25,360	26,565
5.113% 5/3/29		6,160	6,896
OneMain Finance Corp.:
4% 9/15/30		3,340	3,311
5.375% 11/15/29		5,560	6,048
6.625% 1/15/28		4,415	5,061
6.875% 3/15/25		30,605	34,541
7.125% 3/15/26		41,215	48,004
			298,613
Diversified Financial Services - 0.6%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		6,600	6,897
Hightower Holding LLC 6.75% 4/15/29 (d)		2,870	2,927
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (d)		6,375	6,343
5.25% 5/15/27		17,335	17,855
5.25% 5/15/27 (d)		5,840	6,015
6.25% 5/15/26		14,625	15,517
6.375% 12/15/25		18,820	19,360
6.75% 2/1/24		6,490	6,629
James Hardie International Finance Ltd. 5% 1/15/28 (d)		5,270	5,581
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		3,905	433
5.25% 12/27/33 pay-in-kind (d)		3,654	406
7.125% 12/26/46 pay-in-kind (d)		1,874	208
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		2,265	2,364
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)(g)		7,105	7,212
			97,747
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		20,290	20,696
10.125% 8/1/26 (d)		6,810	7,678
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		6,740	6,841
6.75% 10/15/27 (d)		10,080	10,594
HUB International Ltd. 7% 5/1/26 (d)		6,980	7,239
			53,048
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		4,725	5,009
TOTAL FINANCIALS			501,957
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc. 4.625% 2/1/28 (d)		2,505	2,630
Health Care Providers & Services - 1.6%
Akumin, Inc. 7% 11/1/25 (d)		4,910	5,098
AMN Healthcare 4.625% 10/1/27 (d)		1,695	1,761
Centene Corp.:
4.25% 12/15/27		6,820	7,187
4.625% 12/15/29		23,795	26,169
5.375% 8/15/26 (d)		4,655	4,864
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		8,770	8,803
5.625% 3/15/27 (d)		3,305	3,528
6% 1/15/29 (d)		4,940	5,286
6.125% 4/1/30 (d)		11,530	11,703
6.625% 2/15/25 (d)		7,415	7,841
8% 3/15/26 (d)		37,390	40,288
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		2,075	1,992
4.625% 6/1/30 (d)		15,850	16,297
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		7,300	7,747
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)		7,220	7,826
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		6,345	6,607
4.375% 6/15/28 (d)		4,690	4,889
Radiology Partners, Inc. 9.25% 2/1/28 (d)		11,755	12,989
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		6,200	6,471
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,694
4.625% 9/1/24 (d)		7,305	7,498
4.875% 1/1/26 (d)		18,260	18,939
5.125% 11/1/27 (d)		10,955	11,489
6.125% 10/1/28 (d)		11,515	12,271
6.25% 2/1/27 (d)		20,050	20,927
Vizient, Inc. 6.25% 5/15/27 (d)		1,690	1,787
			263,951
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		5,660	5,929
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		4,745	4,810
4% 3/15/31 (d)		6,035	6,278
4.25% 5/1/28 (d)		2,045	2,114
Syneos Health, Inc. 3.625% 1/15/29 (d)		5,025	4,975
			18,177
Pharmaceuticals - 0.2%
Bausch Health Companies, Inc. 5% 2/15/29 (d)		1,195	1,114
Bayer AG 0.375% 1/12/29 (Reg. S)	EUR	5,100	5,927
Catalent Pharma Solutions 5% 7/15/27 (d)		2,295	2,398
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)		10,200	10,402
5.125% 4/30/31 (d)		8,890	9,158
			28,999
TOTAL HEALTH CARE			319,686
INDUSTRIALS - 3.7%
Aerospace & Defense - 1.6%
Bombardier, Inc.:
7.125% 6/15/26 (d)		5,695	5,937
7.5% 12/1/24 (d)		5,505	5,753
7.5% 3/15/25 (d)		9,175	9,435
7.875% 4/15/27 (d)		28,965	30,051
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		6,400	6,520
5.375% 7/15/26 (d)		4,990	5,122
Moog, Inc. 4.25% 12/15/27 (d)		2,025	2,096
Rolls-Royce PLC 5.75% 10/15/27 (d)		6,560	7,226
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		9,205	9,826
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	22,245
TransDigm, Inc.:
4.625% 1/15/29 (d)		9,290	9,293
5.5% 11/15/27		68,140	71,121
6.25% 3/15/26 (d)		11,120	11,732
6.375% 6/15/26		20,230	20,958
7.5% 3/15/27		11,028	11,731
Wolverine Escrow LLC:
8.5% 11/15/24 (d)		12,893	12,506
9% 11/15/26 (d)		13,492	13,155
			254,707
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		3,960	4,044
XPO Logistics, Inc. 6.25% 5/1/25 (d)		11,590	12,329
			16,373
Airlines - 0.4%
Delta Air Lines, Inc. 7% 5/1/25 (d)		2,860	3,338
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		2,563	2,560
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		20,660	22,747
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		4,670	5,282
United Airlines, Inc.:
4.375% 4/15/26 (d)		14,560	15,072
4.625% 4/15/29 (d)		8,725	9,030
			58,029
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,400	1,453
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		3,280	3,399
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		4,830	4,960
Victors Merger Corp. 6.375% 5/15/29 (d)		5,760	5,803
			15,615
Commercial Services & Supplies - 0.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		3,180	3,224
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		10,374	10,382
4.625% 6/1/28 (d)		6,871	6,896
CoreCivic, Inc. 8.25% 4/15/26		5,695	5,910
Covanta Holding Corp.:
5% 9/1/30		6,775	7,114
5.875% 7/1/25		1,995	2,062
6% 1/1/27		7,080	7,363
GFL Environmental, Inc. 4.75% 6/15/29 (d)		5,705	5,924
IAA Spinco, Inc. 5.5% 6/15/27 (d)		2,830	2,971
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		6,210	6,373
Madison IAQ LLC:
4.125% 6/30/28 (d)		5,345	5,398
5.875% 6/30/29 (d)		4,265	4,340
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		2,855	2,863
4.75% 7/15/31 (d)		2,870	2,877
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)		2,960	3,127
7.25% 3/15/29 (d)		2,960	3,145
The Brink's Co. 4.625% 10/15/27 (d)		7,200	7,506
			87,475
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		7,490	8,354
Arcosa, Inc. 4.375% 4/15/29 (d)		4,130	4,202
Pike Corp. 5.5% 9/1/28 (d)		5,315	5,528
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		5,520	5,644
6.125% 7/1/29 (d)		3,035	3,123
			26,851
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		5,910	5,999
Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		4,630	4,740
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		1,880	2,016
			6,756
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		5,670	5,939
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		6,270	6,395
4% 7/1/29 (d)		2,820	2,883
TriNet Group, Inc. 3.5% 3/1/29 (d)		4,545	4,481
			19,698
Road & Rail - 0.6%
Hertz Corp.:
5.5% 10/15/24 (d)(e)		6,540	6,573
6% 1/15/28 (d)(e)		5,785	6,219
6.25% 10/15/22 (e)		6,775	6,809
7.125% 8/1/26 (d)(e)		6,315	6,773
Uber Technologies, Inc.:
6.25% 1/15/28 (d)		5,520	5,941
7.5% 9/15/27 (d)		31,625	34,755
8% 11/1/26 (d)		29,170	31,431
			98,501
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		3,110	3,079
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		10,040	9,879
			12,958
TOTAL INDUSTRIALS			602,962
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 4% 3/1/29 (d)		4,540	4,568
IT Services - 0.4%
Acuris Finance U.S. 5% 5/1/28 (d)		4,315	4,301
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		5,645	5,941
Camelot Finance SA 4.5% 11/1/26 (d)		6,365	6,659
Gartner, Inc.:
3.625% 6/15/29 (d)		4,040	4,101
3.75% 10/1/30 (d)		6,920	7,080
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		6,060	6,021
5.25% 12/1/27 (d)		5,665	5,948
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		2,355	2,360
10.75% 6/1/28 (d)		3,695	4,157
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		3,845	3,941
Square, Inc.:
2.75% 6/1/26 (d)		4,310	4,385
3.5% 6/1/31 (d)		5,745	5,795
Unisys Corp. 6.875% 11/1/27 (d)		3,685	4,027
			64,716
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		6,765	6,969
Synaptics, Inc. 4% 6/15/29 (d)		3,500	3,518
			10,487
Software - 0.5%
Ascend Learning LLC:
6.875% 8/1/25 (d)		7,330	7,467
6.875% 8/1/25 (d)		2,480	2,527
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,975	6,940
Clarivate Science Holdings Corp.:
3.875% 6/30/28 (d)		5,025	5,071
4.875% 6/30/29 (d)		4,755	4,880
Elastic NV 0% 6/30/29 (d)		3,755	3,755
Fair Isaac Corp. 4% 6/15/28 (d)		6,420	6,636
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		5,780	6,001
MicroStrategy, Inc. 6.125% 6/15/28 (d)		5,200	5,200
NortonLifeLock, Inc. 5% 4/15/25 (d)		6,360	6,449
Open Text Corp.:
3.875% 2/15/28 (d)		3,220	3,264
5.875% 6/1/26 (d)		6,000	6,211
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		3,220	3,284
PTC, Inc.:
3.625% 2/15/25 (d)		3,755	3,868
4% 2/15/28 (d)		3,715	3,838
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		11,835	12,323
			87,714
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.:
5% 10/1/28 (d)		3,385	3,500
5.25% 10/1/30 (d)		13,370	13,871
5.75% 9/1/27 (d)		5,480	5,799
6.125% 9/1/29 (d)		5,480	5,973
8.125% 4/15/25 (d)		2,910	3,182
			32,325
TOTAL INFORMATION TECHNOLOGY			199,810
MATERIALS - 2.6%
Chemicals - 1.2%
CF Industries Holdings, Inc.:
4.95% 6/1/43		29,598	34,987
5.15% 3/15/34		7,243	8,764
5.375% 3/15/44		22,914	28,395
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (d)(f)(h)		1,820	1,800
6.5% 5/15/26 (d)		31,160	31,966
6.875% 6/15/25 (d)		6,400	6,519
Ingevity Corp. 3.875% 11/1/28 (d)		6,715	6,665
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		2,100	2,132
7% 12/31/27 (d)		6,250	6,264
LSB Industries, Inc. 9.625% 5/1/23 (d)		3,600	3,690
Neon Holdings, Inc. 10.125% 4/1/26 (d)		8,860	9,657
OCI NV 5.25% 11/1/24 (d)		9,240	9,524
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		8,705	8,704
The Chemours Co. LLC:
5.375% 5/15/27		18,470	20,032
5.75% 11/15/28 (d)		10,075	10,778
The Scotts Miracle-Gro Co. 4% 4/1/31 (d)		5,930	5,911
Tronox, Inc. 6.5% 5/1/25 (d)		5,410	5,725
Valvoline, Inc. 4.25% 2/15/30 (d)		4,680	4,832
			206,345
Construction Materials - 0.1%
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (d)		3,060	3,085
5.25% 1/15/29 (d)		6,525	6,932
U.S. Concrete, Inc. 5.125% 3/1/29 (d)		5,035	5,501
			15,518
Containers & Packaging - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		6,625	6,956
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		3,025	3,016
4% 9/1/29 (d)		6,050	5,999
Cascades, Inc.:
5.125% 1/15/26 (d)		3,310	3,525
5.375% 1/15/28 (d)		3,310	3,480
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	20,255
7.5% 12/15/96		7,695	8,662
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		3,720	4,008
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		2,570	2,673
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		4,310	4,371
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		4,195	4,408
			67,353
Metals & Mining - 0.9%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)		7,735	8,054
6.125% 5/15/28 (d)		2,110	2,309
7% 9/30/26 (d)		4,430	4,629
Algoma Steel SCA 0% 12/31/23 (c)		1,518	1,275
Arconic Corp.:
6% 5/15/25 (d)		4,090	4,359
6.125% 2/15/28 (d)		9,123	9,786
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		4,615	4,856
4.875% 3/1/31 (d)		4,615	4,846
5.875% 6/1/27		11,010	11,574
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		9,315	10,014
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		6,560	6,691
6.875% 3/1/26 (d)		14,330	15,018
7.25% 4/1/23 (d)		1,985	2,020
7.5% 4/1/25 (d)		12,105	12,544
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)		4,420	4,718
4.5% 9/15/27 (d)		5,450	5,927
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		3,600	3,605
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		6,320	6,676
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		6,615	6,834
Mineral Resources Ltd. 8.125% 5/1/27 (d)		11,025	12,114
Murray Energy Corp.:
11.25% 12/31/49 (c)(d)(e)		5,925	0
12% 4/15/24 pay-in-kind (c)(d)(e)(f)		6,364	0
United States Steel Corp. 6.25% 3/15/26		7,180	7,420
			145,269
TOTAL MATERIALS			434,485
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Iron Mountain, Inc.:
4.875% 9/15/29 (d)		14,590	15,060
5% 7/15/28 (d)		6,370	6,612
5.25% 7/15/30 (d)		5,915	6,262
5.625% 7/15/32 (d)		5,915	6,331
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		6,695	6,799
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	6,767
4.625% 8/1/29		10,950	11,722
5% 10/15/27		15,435	16,330
SBA Communications Corp. 3.875% 2/15/27		9,720	9,982
The GEO Group, Inc.:
5.125% 4/1/23		7,555	7,177
5.875% 10/15/24		8,575	7,675
6% 4/15/26		5,755	4,662
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (d)		11,420	11,449
Uniti Group, Inc. 7.875% 2/15/25 (d)		9,940	10,648
VICI Properties, Inc.:
4.25% 12/1/26 (d)		12,650	13,159
4.625% 12/1/29 (d)		7,220	7,671
			148,306
Real Estate Management & Development - 0.4%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		6,575	7,091
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		8,505	8,891
7.625% 6/15/25 (d)		20,305	22,025
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		6,480	7,024
5.875% 6/15/27 (d)		5,610	6,346
Vonovia SE 1.5% 6/14/41 (Reg. S)	EUR	7,200	8,613
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		3,045	3,152
			63,142
TOTAL REAL ESTATE			211,448
UTILITIES - 1.5%
Electric Utilities - 1.2%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		4,055	4,253
NextEra Energy Partners LP 4.25% 9/15/24 (d)		258	272
NRG Energy, Inc.:
3.375% 2/15/29 (d)		3,080	3,015
3.625% 2/15/31 (d)		6,110	6,004
5.75% 1/15/28		20,240	21,556
Pacific Gas & Electric Co.:
3.75% 8/15/42		6,290	5,723
3.95% 12/1/47		13,510	12,565
4% 12/1/46		14,690	13,749
4.25% 3/15/46		1,475	1,402
4.3% 3/15/45		3,690	3,541
4.55% 7/1/30		49,355	52,788
PG&E Corp.:
5% 7/1/28		13,615	13,766
5.25% 7/1/30		5,150	5,199
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)		11,110	11,166
5% 7/31/27 (d)		13,800	14,167
5.5% 9/1/26 (d)		9,975	10,287
5.625% 2/15/27 (d)		17,455	18,110
			197,563
Gas Utilities - 0.3%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	19,953
8% 3/1/32		9,400	13,415
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		5,750	5,887
			39,255
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,735	3,805
TOTAL UTILITIES			240,623

TOTAL NONCONVERTIBLE BONDS			4,908,920

TOTAL CORPORATE BONDS
(Cost $4,557,856)			4,923,547

U.S. Government and Government Agency Obligations - 19.4%
U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.625% 4/22/25		2,128	2,125
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$3,014
5.375% 4/1/56		3,503	5,642

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			10,781

U.S. Treasury Obligations - 19.2%
U.S. Treasury Bonds:
2.375% 5/15/51		192,158	205,159
2.5% 2/15/45 (i)(j)(k)		216,056	233,762
3% 5/15/45		20,100	23,704
3% 2/15/49		145,860	174,627
4.75% 2/15/37 (i)(j)		74,200	105,329
5.25% 2/15/29 (i)		5,406	6,972
6.125% 8/15/29 (i)		3,663	5,035
U.S. Treasury Notes:
0.125% 5/31/22		59,623	59,642
0.125% 6/30/22		46,344	46,355
0.125% 8/31/22		82,000	82,003
0.125% 10/31/22		55,500	55,476
0.125% 11/30/22		35,000	34,977
0.125% 12/31/22		33,500	33,471
0.125% 2/28/23		89,000	88,889
0.125% 3/31/23		30,000	29,954
0.125% 5/31/23		38,200	38,118
0.125% 8/15/23		2,411	2,404
0.125% 10/15/23		2,852	2,840
0.25% 5/15/24		470	467
0.25% 7/31/25		35,866	35,188
0.25% 9/30/25		26,037	25,489
0.25% 10/31/25		17,600	17,207
0.375% 3/31/22		92,800	93,003
0.375% 4/30/25		82,771	81,882
0.375% 12/31/25		167,057	163,892
0.375% 1/31/26		13,900	13,621
0.75% 3/31/26		46,052	45,845
1.25% 6/30/28		490,830	491,597
1.375% 8/31/23		11,000	11,260
1.5% 8/31/21		22,000	22,053
1.5% 9/30/21		25,180	25,270
1.5% 10/31/24		480	495
1.5% 1/31/27		34,389	35,352
1.625% 11/15/22		14,901	15,201
1.625% 5/31/23		19,717	20,238
1.625% 9/30/26		3,093	3,205
1.625% 5/15/31 (l)		162,726	165,218
1.75% 7/31/21		9,325	9,338
1.875% 7/31/22		43,433	44,261
2.125% 3/31/24		56,643	59,303
2.125% 7/31/24		118,408	124,365
2.125% 5/15/25 (m)		12,033	12,706
2.25% 7/31/21		52,019	52,114
2.25% 4/30/24		24,428	25,680
2.25% 3/31/26		34,717	37,001
2.5% 1/15/22		136,816	138,612
2.5% 2/28/26		38,997	41,989
2.625% 12/31/23		56,283	59,469
2.75% 6/30/25		197	213
3.125% 11/15/28		31,330	35,443

TOTAL U.S. TREASURY OBLIGATIONS			3,135,694

Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24		11,520	11,920
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,039,532)			3,158,395

U.S. Government Agency - Mortgage Securities - 1.8%
Ginnie Mae - 1.5%
2.5% 7/1/51 (g)		18,400	19,042
3% 7/1/51 (g)		8,200	8,554
3% 7/1/51 (g)		25,900	27,019
3% 7/1/51 (g)		13,450	14,031
3% 7/1/51 (g)		13,425	14,005
3% 7/1/51 (g)		11,025	11,502
3.5% 7/1/51 (g)		4,200	4,411
3.5% 7/1/51 (g)		11,550	12,131
3.5% 7/1/51 (g)		13,900	14,600
3.5% 7/1/51 (g)		21,950	23,055
3.5% 7/1/51 (g)		19,750	20,744
3.5% 7/1/51 (g)		11,750	12,342
3.5% 7/1/51 (g)		1,850	1,943
3.5% 7/1/51 (g)		3,600	3,781
3.5% 7/1/51 (g)		12,150	12,762
3.5% 7/1/51 (g)		4,050	4,254
3.5% 7/1/51 (g)		8,100	8,508
3.5% 7/1/51 (g)		4,050	4,254
3.5% 7/1/51 (g)		8,100	8,508
3.5% 8/1/51 (g)		1,400	1,471
3.5% 8/1/51 (g)		2,300	2,417
3.5% 8/1/51 (g)		4,350	4,571
3.5% 8/1/51 (g)		7,200	7,566
3.5% 8/1/51 (g)		8,800	9,248

TOTAL GINNIE MAE			250,719

Uniform Mortgage Backed Securities - 0.3%
2.5% 7/1/51 (g)		18,400	19,031
2.5% 7/1/51 (g)		6,650	6,878
2.5% 8/1/51 (g)		6,650	6,865
3.5% 7/1/51 (g)		11,400	11,998
3.5% 8/1/51 (g)		1,350	1,422
3.5% 8/1/51 (g)		1,850	1,948

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			48,142

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $299,041)			298,861

Commercial Mortgage Securities - 0.7%
Freddie Mac floater: (Cost $109,725)		$	$
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.26% 2/25/31 (f)(h)		19,100	19,117
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2593% 3/25/31 (f)(h)		16,500	16,511
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2593% 3/25/31 (f)(h)		18,900	18,913
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2593% 3/25/31 (f)(h)		23,500	23,516
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2493% 4/25/31 (f)(h)		15,800	15,845
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.24% 5/25/28 (f)(h)		15,925	15,967
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $109,725)			109,869

Foreign Government and Government Agency Obligations - 8.3%
Buoni del Tesoro Poliennali:
0.6% 8/1/31 (Reg. S) (d)	EUR	45,000	52,224
0.95% 12/1/31 (Reg. S) (d)	EUR	78,586	93,965
Canadian Government:
0.25% 11/1/22	CAD	127,490	102,700
1.5% 6/1/31	CAD	65,900	53,429
2% 12/1/51	CAD	12,000	10,035
Dutch Government 0% 7/15/30 (Reg. S) (d)	EUR	84,520	101,822
German Federal Republic:
0% 9/16/22 (Reg. S)	EUR	295,110	352,815
0% 4/10/26 (Reg. S)	EUR	55,000	67,076
0% 2/15/31 (Reg. S)	EUR	17,330	21,051
0% 8/15/50	EUR	60,087	65,492
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		54,954	61,157
5.5% 12/4/23		19,812	22,111
Japan Government:
0.1% 9/20/29	JPY	7,655,450	69,570
0.1% 12/20/30	JPY	8,544,650	77,309
0.4% 3/20/56	JPY	4,039,750	32,671
Spanish Kingdom:
0.5% 10/31/31 (Reg. S) (d)	EUR	17,636	20,939
1% 10/31/50 (Reg. S) (d)	EUR	15,000	16,060
Ukraine Government 1.471% 9/29/21		6,753	6,774
United Kingdom, Great Britain and Northern Ireland:
0.375% 10/22/30 (Reg. S)	GBP	50,000	66,813
0.625% 10/22/50 (Reg. S)	GBP	49,000	57,594
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,353,584)			1,351,607

Supranational Obligations - 0.1%
European Union 0.7% 7/6/51 (Reg. S) (Cost $21,129)	EUR	17,908	21,471
		Shares	Value (000s)

Common Stocks - 6.0%
COMMUNICATION SERVICES - 0.6%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)		2,242,893	7,110
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (n)		5,100	12,453
Facebook, Inc. Class A (n)		77,900	27,087
Tencent Holdings Ltd. sponsored ADR		120,900	9,104
			48,644
Media - 0.2%
Altice U.S.A., Inc. Class A (n)		404,800	13,820
iHeartMedia, Inc. (n)		26	1
Nexstar Broadcasting Group, Inc. Class A		115,000	17,006
			30,827
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.		79,900	11,572

TOTAL COMMUNICATION SERVICES			98,153

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
Exide Technologies (c)		280	182
Exide Technologies (c)(n)		7,093	7
Exide Technologies (c)(n)		418,807	0
UC Holdings, Inc. (c)(n)		560,355	6,399
			6,588
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp. (n)		229,500	14,112
Caesars Entertainment, Inc. (n)		290,400	30,129
Penn National Gaming, Inc. (n)		183,906	14,067
Studio City International Holdings Ltd. ADR (n)		133,400	1,537
			59,845
Household Durables - 0.2%
Tempur Sealy International, Inc.		555,048	21,752
Whirlpool Corp.		45,100	9,833
			31,585
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. sponsored ADR (n)		40,500	9,185
Amazon.com, Inc. (n)		4,100	14,105
			23,290
Specialty Retail - 0.1%
Lowe's Companies, Inc.		72,800	14,121

TOTAL CONSUMER DISCRETIONARY			135,429

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(n)		584,047	10,863
Food Products - 0.2%
Darling Ingredients, Inc. (n)		202,700	13,682
JBS SA		3,785,700	22,149
Reddy Ice Holdings, Inc. (c)(n)		133,255	7
Reddy Ice Holdings, Inc. (c)(n)		331,236	0
			35,838

TOTAL CONSUMER STAPLES			46,701

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (c)(n)		66,694	341
Forbes Energy Services Ltd. (n)		135,187	9
Jonah Energy Parent LLC (c)		183,159	8,574
Superior Energy Services, Inc. Class A (c)		66,115	1,693
			10,617
Oil, Gas & Consumable Fuels - 1.2%
California Resources Corp. (n)		1,717,974	51,780
California Resources Corp. warrants 10/27/24 (n)		34,633	266
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(n)		289	0
Series B warrants 10/1/25 (c)(n)		289	0
Cheniere Energy, Inc. (n)		89,200	7,737
Chesapeake Energy Corp.		611,478	31,748
Chesapeake Energy Corp. (b)		15,902	826
Chesapeake Energy Corp.:
warrants 2/9/26 (n)		70,147	1,886
warrants 2/9/26 (n)		77,942	1,857
warrants 2/9/26 (n)		48,655	1,015
Denbury, Inc. (n)		212,935	16,349
Denbury, Inc. warrants 9/18/25 (n)		288,114	13,368
EP Energy Corp. (c)		611,545	56,959
Extraction Oil & Gas, Inc. (n)		30,558	1,678
Mesquite Energy, Inc. (c)		185,122	6,705
Unit Corp. (n)		26,886	453
Whiting Petroleum Corp. (n)		77,283	4,216
			196,843

TOTAL ENERGY			207,460

FINANCIALS - 0.2%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(n)		7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc.		313,800	18,800
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)		8,127	3
Insurance - 0.1%
Arthur J. Gallagher & Co.		67,600	9,469

TOTAL FINANCIALS			28,272

HEALTH CARE - 0.6%
Biotechnology - 0.0%
Regeneron Pharmaceuticals, Inc. (n)		900	503
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.		84,900	17,552
Humana, Inc.		31,400	13,901
Rotech Healthcare, Inc. (c)(n)		129,242	1,345
UnitedHealth Group, Inc.		43,000	17,219
			50,017
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (n)		37,800	13,983
IQVIA Holdings, Inc. (n)		73,200	17,738
Thermo Fisher Scientific, Inc.		32,800	16,547
			48,268

TOTAL HEALTH CARE			98,788

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (n)		83,900	11,737
Airlines - 0.0%
Air Canada (n)		182,000	3,744
Building Products - 0.1%
Carrier Global Corp.		384,800	18,701
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd. (n)		48,111	9
Electrical Equipment - 0.0%
Array Technologies, Inc.		500	8
Machinery - 0.0%
Allison Transmission Holdings, Inc.		126,600	5,031
Marine - 0.0%
U.S. Shipping Partners Corp. (c)(n)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(n)		214,176	0
			0
Professional Services - 0.1%
ASGN, Inc. (n)		84,800	8,220
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (c)(n)		11,553	1,343
Class B (c)(n)		3,850	448
United Rentals, Inc. (n)		33,870	10,805
			12,596
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(n)		403,760	0
Class A2 (b)(c)(n)		403,760	0
Class A3 (b)(c)(n)		403,760	0
Class A4 (b)(c)(n)		403,760	0
Class A5 (b)(c)(n)		403,760	0
Class A6 (b)(c)(n)		403,760	0
Class A7 (b)(c)(n)		403,760	0
Class A8 (b)(c)(n)		403,760	0
Class A9 (b)(c)(n)		403,760	0
			0

TOTAL INDUSTRIALS			60,046

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.1%
CDW Corp.		51,000	8,907
Zebra Technologies Corp. Class A (n)		28,000	14,826
			23,733
IT Services - 0.4%
Global Payments, Inc.		102,700	19,260
GoDaddy, Inc. (n)		95,100	8,270
MasterCard, Inc. Class A		38,400	14,019
PayPal Holdings, Inc. (n)		27,300	7,957
Visa, Inc. Class A		59,200	13,842
			63,348
Semiconductors & Semiconductor Equipment - 0.3%
Lam Research Corp.		32,400	21,083
Microchip Technology, Inc.		63,700	9,538
Micron Technology, Inc. (n)		112,500	9,560
ON Semiconductor Corp. (n)		201,800	7,725
			47,906
Software - 0.5%
Adobe, Inc. (n)		47,400	27,759
Microsoft Corp.		73,900	20,020
Palo Alto Networks, Inc. (n)		36,000	13,358
SS&C Technologies Holdings, Inc.		162,539	11,713
			72,850

TOTAL INFORMATION TECHNOLOGY			207,837

MATERIALS - 0.4%
Chemicals - 0.1%
CF Industries Holdings, Inc.		225,700	11,612
The Chemours Co. LLC		403,410	14,039
			25,651
Containers & Packaging - 0.2%
Berry Global Group, Inc. (n)		207,500	13,533
WestRock Co.		234,700	12,491
			26,024
Metals & Mining - 0.1%
Algoma Steel GP (c)(n)		151,792	2
Algoma Steel SCA (c)(n)		151,792	12
Elah Holdings, Inc. (n)		517	49
First Quantum Minerals Ltd.		595,000	13,713
			13,776

TOTAL MATERIALS			65,451

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.		275,800	11,115
PG&E Corp. (n)		756,168	7,690
Portland General Electric Co.		13,962	643
			19,448
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.		405,700	7,526

TOTAL UTILITIES			26,974

TOTAL COMMON STOCKS
(Cost $579,342)			975,111

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)		624	581
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(n)		193,792,711	65
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,489)			646
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.3%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(h)(o)		5,397	5,400
Frontier Communications Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (f)(h)(o)		1,879	1,879
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (f)(h)(o)		825	825
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(h)(o)		4,247	3,974
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/9/27 (f)(h)(o)		4,347	4,298
			16,376
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6473% 2/10/27 (f)(h)(o)		4,749	4,751
Media - 0.1%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.5921% 9/19/26 (f)(h)(o)		2,338	2,332
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/6/28 (f)(h)(o)(p)		3,580	3,564
			5,896
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(h)(o)		3,215	3,233

TOTAL COMMUNICATION SERVICES			30,256

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(h)(o)		502	489
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(h)(o)		3,640	3,595
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (f)(h)(o)		6,693	6,724
			10,319
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2025% 5/29/26 (f)(h)(o)		5,683	5,175
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(h)(o)		2,710	2,720
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 2/5/26 (f)(h)(o)		11,209	11,065
			13,785

TOTAL CONSUMER DISCRETIONARY			29,768

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (c)(f)(o)		1,532	0
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(h)(o)		835	828
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(f)(h)(o)(q)		3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(f)(h)(o)(q)		1,476	0
			828

TOTAL ENERGY			828

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 2/27/28 (f)(h)(o)		5,362	5,302
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(h)(o)		652	652
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(h)(o)		6,496	6,502

TOTAL FINANCIALS			12,456

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/4/26 (f)(h)(o)		356	356
Health Care Providers & Services - 0.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(h)(o)		9,851	9,873
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(h)(o)		26,076	26,168
			36,041
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (f)(h)(o)		986	982

TOTAL HEALTH CARE			37,379

INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/8/26 (f)(h)(o)		1,529	1,488
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/4/26 (f)(h)(o)		822	800
			2,288
Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(h)(o)		2,095	2,212
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(h)(o)		11,460	11,395
Commercial Services & Supplies - 0.1%
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/15/28 (f)(h)(o)		1,420	1,420
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(h)(o)		4,666	4,658
			6,078
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/20/28 (f)(h)(o)		3,095	3,092

TOTAL INDUSTRIALS			25,065

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (f)(h)(o)		827	829
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.32% 3/31/28 (f)(h)(o)(r)		173	174
			1,003
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(h)(o)		603	604
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 10/31/26 (f)(h)(o)		680	676
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (f)(h)(o)		1,041	1,049
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (f)(h)(o)		15,420	12,112
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(h)(o)		1,281	1,292
			15,733
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 10/2/25 (f)(h)(o)		19,208	19,088
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8461% 9/29/24 (f)(h)(o)		2,452	2,451
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(h)(o)		3,185	3,193
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/9/28 (f)(h)(o)(p)		3,105	3,086
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/24/28 (f)(h)(o)		3,105	3,094
UKG, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(h)(o)		1,430	1,453
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(h)(o)		6,754	6,758
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 2/28/27 (f)(h)(o)		1,294	1,288
			40,411

TOTAL INFORMATION TECHNOLOGY			57,147

MATERIALS - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (f)(h)(o)		798	802
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(h)(o)		16,845	16,603
TOTAL BANK LOAN OBLIGATIONS
(Cost $214,095)			210,304
		Shares	Value (000s)

Fixed-Income Funds - 23.7%
Fidelity Emerging Markets Debt Central Fund (s)		268,759,308	2,477,961
Fidelity Floating Rate Central Fund (s)		13,698,528	1,377,387
Fidelity Mortgage Backed Securities Central Fund (s)		194	21
TOTAL FIXED-INCOME FUNDS
(Cost $3,940,605)			3,855,369
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 4.3%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (f)(q)		8,965	8,815
Energy Transfer LP:
6.25% (f)(q)		40,712	36,884
6.625% (f)(q)		15,640	15,697
MPLX LP 6.875% (f)(q)		18,000	18,796
Summit Midstream Partners LP 9.5% (f)(q)		1,711	1,363
Total SA 2.125% (Reg. S) (f)(q)	EUR	2,922	3,440
			84,995
FINANCIALS - 3.8%
Banks - 3.4%
Bank of America Corp.:
5.2% (f)(q)		48,090	50,231
5.875% (f)(q)		60,475	70,260
6.25% (f)(q)		18,480	20,814
Citigroup, Inc.:
4.7% (f)(q)		8,755	9,205
5% (f)(q)		36,455	38,704
5.9% (f)(q)		25,875	27,880
5.95% (f)(q)		46,925	50,498
6.3% (f)(q)		4,120	4,464
Huntington Bancshares, Inc. 5.7% (f)(q)		7,660	8,040
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5216% (f)(h)(q)		30,810	31,158
3 month U.S. LIBOR + 3.800% 3.9756% (f)(h)(q)		12,280	12,389
4% (f)(q)		19,100	19,542
4.6% (f)(q)		13,385	14,125
5% (f)(q)		18,675	20,123
6% (f)(q)		54,840	59,665
6.125%(f)(q)		12,865	14,076
6.75% (f)(q)		6,270	7,128
Wells Fargo & Co.:
5.875% (f)(q)		36,775	41,279
5.9% (f)(q)		46,445	50,164
			549,745
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
4.4% (f)(q)		4,530	4,766
4.95% (f)(q)		7,885	8,580
5% (f)(q)		50,754	51,747
			65,093
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(q)		1,027	118

TOTAL FINANCIALS			614,956

TOTAL PREFERRED SECURITIES
(Cost $665,452)			699,951
		Shares	Value (000s)

Money Market Funds - 6.3%
Fidelity Cash Central Fund 0.06% (t)		870,990,710	871,165
Fidelity Securities Lending Cash Central Fund 0.06% (t)(u)		160,176,834	160,193
TOTAL MONEY MARKET FUNDS
(Cost $1,031,315)			1,031,358

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100	$735
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	576

TOTAL PUT OPTIONS			1,311

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100	324
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	376

TOTAL CALL OPTIONS			700

TOTAL PURCHASED SWAPTIONS
(Cost $2,272)			2,011
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $15,821,437)			16,638,500
NET OTHER ASSETS (LIABILITIES) - (2.1)%			(337,247)
NET ASSETS - 100%			$16,301,253

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2.5% 7/1/51	$(18,400)	$(19,042)
3% 7/1/51	(36,050)	(37,608)
3% 7/1/51	(35,950)	(37,504)
3.5% 7/1/51	(11,400)	(11,975)
3.5% 7/1/51	(1,400)	(1,470)
3.5% 7/1/51	(2,300)	(2,416)
3.5% 7/1/51	(4,350)	(4,569)
3.5% 7/1/51	(7,200)	(7,562)
3.5% 7/1/51	(8,800)	(9,243)

TOTAL GINNIE MAE		(131,389)

Uniform Mortgage Backed Securities
2.5% 7/1/51	(6,650)	(6,878)
2.5% 7/1/51	(6,650)	(6,878)
3.5% 7/1/51	(1,350)	(1,421)
3.5% 7/1/51	(1,850)	(1,947)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(17,124)

TOTAL TBA SALE COMMITMENTS
(Proceeds $148,482)		$(148,513)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,560	Sept. 2021	$206,700	$1,463	$1,463
CBOT 2-Year U.S. Treasury Note Contracts (United States)	976	Sept. 2021	215,033	(232)	(232)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	349	Sept. 2021	43,077	(66)	(66)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	22	Sept. 2021	3,537	112	112
TOTAL FUTURES CONTRACTS					$1,277

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation) (000s)
USD	14,612	EUR	12,273	JPMorgan Chase Bank, N.A.	7/6/21	$58
AUD	20,242	USD	15,908	Brown Brothers Harriman & Co.	8/18/21	(725)
AUD	13,496	USD	10,485	CIBC World Markets	8/18/21	(361)
CAD	28,376	USD	23,560	State Street Bank	8/18/21	(669)
EUR	27,683	USD	33,755	Brown Brothers Harriman & Co.	8/18/21	(898)
EUR	6,177	USD	7,491	Brown Brothers Harriman & Co.	8/18/21	(160)
EUR	18,497	USD	22,047	Brown Brothers Harriman & Co.	8/18/21	(93)
EUR	142,659	USD	173,177	CIBC World Markets	8/18/21	(3,852)
EUR	13,228	USD	16,144	JPMorgan Chase Bank, N.A.	8/18/21	(444)
EUR	13,238	USD	15,774	JPMorgan Chase Bank, N.A.	8/18/21	(62)
EUR	5,354	USD	6,523	Morgan Stanley	8/18/21	(168)
EUR	7,195	USD	8,785	National Australia Bank	8/18/21	(245)
EUR	23,331	USD	28,253	Royal Bank Of Canada	8/18/21	(561)
EUR	14,635	USD	17,846	Royal Bank Of Canada	8/18/21	(476)
USD	26,003	AUD	33,690	National Australia Bank	8/18/21	732
USD	162,235	CAD	199,828	Royal Bank Of Canada	8/18/21	1,035
USD	26,423	CAD	32,543	Royal Bank Of Canada	8/18/21	171
USD	109,680	EUR	89,873	BNP Paribas	8/18/21	3,008
USD	20,152	EUR	16,867	Bank Of America NA	8/18/21	132
USD	299,542	EUR	248,797	Barclays Bank PLC	8/18/21	4,240
USD	5,699	EUR	4,699	Barclays Bank PLC	8/18/21	122
USD	4,742	EUR	3,878	Brown Brothers Harriman & Co.	8/18/21	140
USD	22,099	EUR	18,033	Brown Brothers Harriman & Co.	8/18/21	695
USD	5,239	EUR	4,299	CIBC World Markets	8/18/21	136
USD	310,460	EUR	257,883	Citibank NA	8/18/21	4,375
USD	299,540	EUR	248,797	HSBC Bank PLC	8/18/21	4,239
USD	4,695	EUR	3,858	HSBC Bank PLC	8/18/21	116
USD	4,786	EUR	4,001	HSBC Bank PLC	8/18/21	37
USD	79,112	EUR	65,440	Morgan Stanley	8/18/21	1,440
USD	5,624	EUR	4,595	Morgan Stanley	8/18/21	170
USD	3,929	EUR	3,207	Morgan Stanley	8/18/21	122
USD	25,712	EUR	21,035	Morgan Stanley	8/18/21	745
USD	3,681	GBP	2,612	Barclays Bank PLC	8/18/21	67
USD	27,776	GBP	19,622	Barclays Bank PLC	8/18/21	630
USD	71,472	GBP	51,489	HSBC Bank PLC	8/18/21	239
USD	18,199	GBP	12,892	JPMorgan Chase Bank, N.A.	8/18/21	364
USD	3,870	GBP	2,736	State Street Bank	8/18/21	85
USD	162,673	JPY	17,786,867	Barclays Bank PLC	8/18/21	2,504
USD	14,087	JPY	1,539,948	National Australia Bank	8/18/21	220
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$17,108
					Unrealized Appreciation	25,822
					Unrealized Depreciation	(8,714)

For the period, the average contract value for forward foreign currency contracts was $1,758,803,000. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$6,315	$(4)	$0	$(4)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	5,849	9	0	9
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Sep. 2028	7,430	(8)	0	(8)
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	1,707	(24)	0	(24)
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2051	452	20	0	20

TOTAL INTEREST RATE SWAPS							$(7)	$0	$(7)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,396,000 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,609,227,000 or 22.1% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,317,000.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $191,000.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $108,000.

 (l) Security or a portion of the security is on loan at period end.

 (m) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $45,000.

 (n) Non-income producing

 (o) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (p) The coupon rate will be determined upon settlement of the loan after period end.

 (q) Security is perpetual in nature with no stated maturity date.

 (r) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $42,000 and $42,000, respectively.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Chesapeake Energy Corp.	2/10/21	$151
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 4/15/21	$3,319
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$11,111
Southeastern Grocers, Inc.	6/1/18	$4,108
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$217
Fidelity Emerging Markets Debt Central Fund	50,314
Fidelity Floating Rate Central Fund	27,878
Fidelity Mortgage Backed Securities Central Fund	23
Fidelity Securities Lending Cash Central Fund	126
Total	$78,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$449,606	$3,236,335	$2,814,778	$2	$--	$871,165	1.4%
Fidelity Emerging Markets Debt Central Fund	2,402,741	155,415	43,967	(881)	(35,347)	2,477,961	90.7%
Fidelity Floating Rate Central Fund	1,336,213	27,878	7,000	19	20,277	1,377,387	58.7%
Fidelity Mortgage Backed Securities Central Fund	29	38,683	38,599	(92)	--	21	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	331	2,351,858	2,191,996	--	--	160,193	0.5%
Total	$4,188,920	$5,810,169	$5,096,340	$(952)	$(15,070)	$4,886,727

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$98,153	$91,043	$--	$7,110
Consumer Discretionary	136,010	128,841	--	7,169
Consumer Staples	46,701	35,831	--	10,870
Energy	207,460	133,188	--	74,272
Financials	28,272	28,269	--	3
Health Care	98,788	97,443	--	1,345
Industrials	60,111	58,255	--	1,856
Information Technology	207,837	207,837	--	--
Materials	65,451	65,437	--	14
Utilities	26,974	26,974	--	--
Corporate Bonds	4,923,547	--	4,909,130	14,417
U.S. Government and Government Agency Obligations	3,158,395	--	3,158,395	--
U.S. Government Agency - Mortgage Securities	298,861	--	298,861	--
Commercial Mortgage Securities	109,869	--	109,869	--
Foreign Government and Government Agency Obligations	1,351,607	--	1,351,607	--
Supranational Obligations	21,471	--	21,471	--
Bank Loan Obligations	210,304	--	209,652	652
Fixed-Income Funds	3,855,369	3,855,369	--	--
Preferred Securities	699,951	--	699,951	--
Money Market Funds	1,031,358	1,031,358	--	--
Purchased Swaptions	2,011	--	2,011	--
Total Investments in Securities:	$16,638,500	$5,759,845	$10,760,947	$117,708
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$25,822	$--	$25,822	$--
Futures Contracts	1,575	1,575	--	--
Swaps	29	--	29	--
Total Assets	$27,426	$1,575	$25,851	$--
Liabilities
Forward Foreign Currency Contracts	$(8,714)	$--	$(8,714)	$--
Futures Contracts	(298)	(298)	--	--
Swaps	(36)	--	(36)	--
Total Liabilities	$(9,048)	$(298)	$(8,750)	$--
Total Derivative Instruments:	$18,378	$1,277	$17,101	$--
Other Financial Instruments:
TBA Sale Commitments	$(148,513)	$--	$(148,513)	$--
Total Other Financial Instruments:	$(148,513)	$--	$(148,513)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Foreign Exchange Risk(a)
Forward Foreign Currency Contracts	$25,822	$(8,714)
Total Foreign Exchange Risk	25,822	(8,714)
Interest Rate Risk
Futures Contracts(b)	1,575	(298)
Purchased Swaptions(c)	2,011	0
Swaps(d)	29	(36)
Total Interest Rate Risk	3,615	(334)
Total Value of Derivatives	$29,437	$(9,048)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.8%
Germany	3.2%
Cayman Islands	2.5%
United Kingdom	2.3%
Netherlands	2.2%
Canada	2.1%
Luxembourg	1.7%
Mexico	1.7%
Japan	1.1%
Others (Individually Less Than 1%)	11.4%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $157,149) — See accompanying schedule: Unaffiliated issuers (cost $10,849,517)	$11,751,773
Fidelity Central Funds (cost $4,971,920)	4,886,727
Total Investment in Securities (cost $15,821,437)		$16,638,500
Cash		85,541
Foreign currency held at value (cost $4)		4
Receivable for investments sold
Regular delivery		65,448
Delayed delivery		1,409
Receivable for TBA sale commitments		148,482
Unrealized appreciation on forward foreign currency contracts		25,822
Receivable for fund shares sold		12,976
Dividends receivable		219
Interest receivable		84,008
Distributions receivable from Fidelity Central Funds		42
Receivable for daily variation margin on futures contracts		425
Other receivables		113
Total assets		17,062,989
Liabilities
Payable for investments purchased
Regular delivery	$92,534
Delayed delivery	325,187
TBA sale commitments, at value	$148,513
Unrealized depreciation on forward foreign currency contracts	8,714
Payable for fund shares redeemed	13,003
Distributions payable	2,726
Accrued management fee	7,402
Distribution and service plan fees payable	962
Payable for daily variation margin on centrally cleared OTC swaps	4
Other affiliated payables	1,826
Other payables and accrued expenses	672
Collateral on securities loaned	160,193
Total liabilities		761,736
Net Assets		$16,301,253
Net Assets consist of:
Paid in capital		$15,294,132
Total accumulated earnings (loss)		1,007,121
Net Assets		$16,301,253
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,101,124 ÷ 164,302 shares)(a)		$12.79
Maximum offering price per share (100/96.00 of $12.79)		$13.32
Class M:
Net Asset Value and redemption price per share ($809,530 ÷ 63,338 shares)(a)		$12.78
Maximum offering price per share (100/96.00 of $12.78)		$13.31
Class C:
Net Asset Value and offering price per share ($380,200 ÷ 29,813 shares)(a)		$12.75
Fidelity Strategic Income Fund:
Net Asset Value, offering price and redemption price per share ($7,160,438 ÷ 552,063 shares)		$12.97
Class I:
Net Asset Value, offering price and redemption price per share ($5,058,565 ÷ 389,978 shares)		$12.97
Class Z:
Net Asset Value, offering price and redemption price per share ($791,396 ÷ 60,984 shares)		$12.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$22,070
Interest		165,557
Income from Fidelity Central Funds (including $126 from security lending)		78,558
Total income		266,185
Expenses
Management fee	$43,505
Transfer agent fees	9,945
Distribution and service plan fees	5,953
Accounting fees	906
Custodian fees and expenses	33
Independent trustees' fees and expenses	20
Registration fees	234
Audit	61
Legal	(96)
Miscellaneous	45
Total expenses before reductions	60,606
Expense reductions	(103)
Total expenses after reductions		60,503
Net investment income (loss)		205,682
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	210,551
Fidelity Central Funds	(952)
Forward foreign currency contracts	(33,246)
Foreign currency transactions	(60)
Futures contracts	(5,586)
Swaps	1,752
Written options	(355)
Total net realized gain (loss)		172,104
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	36,470
Fidelity Central Funds	(15,070)
Forward foreign currency contracts	67,761
Assets and liabilities in foreign currencies	(159)
Futures contracts	631
Swaps	(602)
Written options	(276)
Delayed delivery commitments	(31)
Total change in net unrealized appreciation (depreciation)		88,724
Net gain (loss)		260,828
Net increase (decrease) in net assets resulting from operations		$466,510

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$205,682	$490,895
Net realized gain (loss)	172,104	272,314
Change in net unrealized appreciation (depreciation)	88,724	227,950
Net increase (decrease) in net assets resulting from operations	466,510	991,159
Distributions to shareholders	(242,277)	(700,879)
Share transactions - net increase (decrease)	434,668	(1,674,850)
Total increase (decrease) in net assets	658,901	(1,384,570)
Net Assets
Beginning of period	15,642,352	17,026,922
End of period	$16,301,253	$15,642,352

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Strategic Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.61	$12.29	$11.56	$12.32	$11.88	$11.32
Income from Investment Operations
Net investment income (loss)A	.150	.367	.412	.424	.399	.428
Net realized and unrealized gain (loss)	.211	.497	.818	(.780)	.526	.516
Total from investment operations	.361	.864	1.230	(.356)	.925	.944
Distributions from net investment income	(.144)	(.386)	(.390)	(.392)	(.382)	(.384)
Distributions from net realized gain	(.037)	(.158)	(.110)	(.012)	(.103)	–
Total distributions	(.181)	(.544)	(.500)	(.404)	(.485)	(.384)
Net asset value, end of period	$12.79	$12.61	$12.29	$11.56	$12.32	$11.88
Total ReturnB,C,D	2.89%	7.19%	10.74%	(2.95)%	7.87%	8.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.97%	.98%	.98%	1.00%	1.01%
Expenses net of fee waivers, if any	.97%G	.97%	.97%	.98%	.99%	1.01%
Expenses net of all reductions	.97%G	.97%	.97%	.98%	.99%	1.01%
Net investment income (loss)	2.41%G	3.02%	3.38%	3.52%	3.24%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$2,101	$1,904	$1,918	$1,631	$1,921	$3,098
Portfolio turnover rateH	103%G	96%	138%I	113%J	123%	76%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.61	$12.28	$11.55	$12.31	$11.88	$11.31
Income from Investment Operations
Net investment income (loss)A	.151	.368	.412	.424	.398	.428
Net realized and unrealized gain (loss)	.200	.506	.818	(.779)	.517	.526
Total from investment operations	.351	.874	1.230	(.355)	.915	.954
Distributions from net investment income	(.144)	(.386)	(.390)	(.393)	(.382)	(.384)
Distributions from net realized gain	(.037)	(.158)	(.110)	(.012)	(.103)	–
Total distributions	(.181)	(.544)	(.500)	(.405)	(.485)	(.384)
Net asset value, end of period	$12.78	$12.61	$12.28	$11.55	$12.31	$11.88
Total ReturnB,C,D	2.81%	7.29%	10.75%	(2.95)%	7.78%	8.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.96%	.97%	.98%	.99%	1.01%
Expenses net of fee waivers, if any	.97%G	.96%	.97%	.97%	.99%	1.00%
Expenses net of all reductions	.97%G	.96%	.97%	.97%	.99%	1.00%
Net investment income (loss)	2.41%G	3.03%	3.39%	3.52%	3.24%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$810	$792	$806	$755	$864	$967
Portfolio turnover rateH	103%G	96%	138%I	113%J	123%	76%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$12.26	$11.53	$12.28	$11.85	$11.29
Income from Investment Operations
Net investment income (loss)A	.104	.276	.320	.334	.305	.339
Net realized and unrealized gain (loss)	.199	.496	.818	(.770)	.518	.516
Total from investment operations	.303	.772	1.138	(.436)	.823	.855
Distributions from net investment income	(.096)	(.294)	(.298)	(.302)	(.290)	(.295)
Distributions from net realized gain	(.037)	(.158)	(.110)	(.012)	(.103)	–
Total distributions	(.133)	(.452)	(.408)	(.314)	(.393)	(.295)
Net asset value, end of period	$12.75	$12.58	$12.26	$11.53	$12.28	$11.85
Total ReturnB,C,D	2.43%	6.41%	9.94%	(3.60)%	7.00%	7.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.73%G	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of fee waivers, if any	1.73%G	1.72%	1.72%	1.72%	1.74%	1.75%
Expenses net of all reductions	1.73%G	1.72%	1.72%	1.72%	1.74%	1.75%
Net investment income (loss)	1.65%G	2.27%	2.63%	2.78%	2.50%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$380	$572	$678	$1,006	$1,302	$1,376
Portfolio turnover rateH	103%G	96%	138%I	113%J	123%	76%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$12.46	$11.72	$12.38
Income from Investment Operations
Net investment income (loss)B	.172	.410	.454	.314
Net realized and unrealized gain (loss)	.210	.504	.827	(.657)
Total from investment operations	.382	.914	1.281	(.343)
Distributions from net investment income	(.165)	(.426)	(.431)	(.317)
Distributions from net realized gain	(.037)	(.158)	(.110)	–
Total distributions	(.202)	(.584)	(.541)	(.317)
Net asset value, end of period	$12.97	$12.79	$12.46	$11.72
Total ReturnC,D	3.02%	7.53%	11.04%	(2.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.67%	.68%	.69%G
Expenses net of fee waivers, if any	.67%G	.67%	.68%	.68%G
Expenses net of all reductions	.67%G	.67%	.68%	.68%G
Net investment income (loss)	2.71%G	3.32%	3.68%	3.64%G
Supplemental Data
Net assets, end of period (in millions)	$7,160	$6,823	$8,139	$7,817
Portfolio turnover rateH	103%G	96%	138%I	113%J

 A For the period April 13, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$12.46	$11.72	$12.49	$12.05	$11.47
Income from Investment Operations
Net investment income (loss)A	.169	.404	.449	.458	.432	.463
Net realized and unrealized gain (loss)	.210	.505	.827	(.789)	.528	.535
Total from investment operations	.379	.909	1.276	(.331)	.960	.998
Distributions from net investment income	(.162)	(.421)	(.426)	(.427)	(.417)	(.418)
Distributions from net realized gain	(.037)	(.158)	(.110)	(.012)	(.103)	–
Total distributions	(.199)	(.579)	(.536)	(.439)	(.520)	(.418)
Net asset value, end of period	$12.97	$12.79	$12.46	$11.72	$12.49	$12.05
Total ReturnB,C	2.99%	7.48%	11.00%	(2.71)%	8.06%	8.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%F	.71%	.72%	.73%	.75%	.76%
Expenses net of fee waivers, if any	.72%F	.71%	.72%	.73%	.74%	.76%
Expenses net of all reductions	.72%F	.71%	.72%	.73%	.74%	.76%
Net investment income (loss)	2.66%F	3.28%	3.64%	3.76%	3.49%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$5,059	$4,890	$4,899	$4,831	$5,039	$2,827
Portfolio turnover rateG	103%F	96%	138%H	113%I	123%	76%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$12.47	$11.72	$12.17
Income from Investment Operations
Net investment income (loss)B	.175	.417	.461	.119
Net realized and unrealized gain (loss)	.210	.504	.837	(.437)
Total from investment operations	.385	.921	1.298	(.318)
Distributions from net investment income	(.168)	(.433)	(.438)	(.132)
Distributions from net realized gain	(.037)	(.158)	(.110)	–
Total distributions	(.205)	(.591)	(.548)	(.132)
Net asset value, end of period	$12.98	$12.80	$12.47	$11.72
Total ReturnC,D	3.04%	7.59%	11.19%	(2.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.61%	.62%	.62%G
Expenses net of fee waivers, if any	.62%G	.61%	.62%	.62%G
Expenses net of all reductions	.62%G	.61%	.62%	.62%G
Net investment income (loss)	2.76%G	3.38%	3.74%	3.95%G
Supplemental Data
Net assets, end of period (in millions)	$791	$662	$587	$166
Portfolio turnover rateH	103%G	96%	138%I	113%J

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FMR	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Strategic Income Fund	$86

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds, futures contracts, swaps, foreign currency transactions, market discount, partnerships and losses deferred due to futures contracts, wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,154,846
Gross unrealized depreciation	(294,572)
Net unrealized appreciation (depreciation)	$860,274
Tax cost	$15,796,572

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(33,246)	$67,761
Total Foreign Exchange Risk	(33,246)	67,761
Interest Rate Risk
Futures Contracts	(5,586)	631
Purchased Options	(677)	331
Written Options	(355)	(276)
Swaps	1,752	(602)
Total Interest Rate Risk	$(4,866)	$84
Totals	$(38,112)	$67,845

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	2,952,827	3,490,795

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,449	$50
Class M	-%	.25%	994	13
Class C	.75%	.25%	2,510	239
			$5,953	$302

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$86
Class M	16
Class C(a)	10
$112

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,500.15
Class M	591.15
Class C	391.16
Fidelity Strategic Income Fund	3,540.10
Class I	3,746.15
Class Z	177.05
	$9,945

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Strategic Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	16	38,084

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed and exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest, and cash valued at $384,685 in exchange for 3,397 shares of the Central Fund. The Fund had a net realized gain of $8,659 on investments delivered through in-kind redemptions. The Fund recognized net gains for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Strategic Income Fund	$16

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Strategic Income Fund	$13	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $57 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $30.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Advisor Strategic Income Fund
Distributions to shareholders
Class A	$27,934	$81,452
Class M	11,394	33,769
Class C	5,440	21,284
Fidelity Strategic Income Fund	108,886	318,634
Class I	77,370	217,580
Class Z	11,253	28,160
Total	$242,277	$700,879

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Advisor Strategic Income Fund
Class A
Shares sold	26,263	24,267	$332,003	$295,597
Reinvestment of distributions	2,106	6,273	26,588	77,642
Shares redeemed	(14,982)	(35,732)	(189,006)	(429,247)
Net increase (decrease)	13,387	(5,192)	$169,585	$(56,008)
Class M
Shares sold	4,875	9,600	$61,442	$117,229
Reinvestment of distributions	885	2,674	11,162	33,071
Shares redeemed	(5,257)	(15,066)	(66,237)	(180,452)
Net increase (decrease)	503	(2,792)	$6,367	$(30,152)
Class C
Shares sold	2,700	5,507	$33,970	$66,750
Reinvestment of distributions	420	1,664	5,283	20,599
Shares redeemed	(18,802)	(17,012)	(237,221)	(204,693)
Net increase (decrease)	(15,682)	(9,841)	$(197,968)	$(117,344)
Fidelity Strategic Income Fund
Shares sold	55,422	75,272	$708,704	$929,569
Reinvestment of distributions	7,646	22,834	97,870	286,019
Shares redeemed	(44,329)	(217,992)	(566,919)	(2,657,138)
Net increase (decrease)	18,739	(119,886)	$239,655	$(1,441,550)
Class I
Shares sold	72,760	113,187	$930,899	$1,393,852
Reinvestment of distributions	5,654	16,184	72,386	202,999
Shares redeemed	(70,616)	(140,370)	(904,781)	(1,692,556)
Net increase (decrease)	7,798	(10,999)	$98,504	$(95,705)
Class Z
Shares sold	15,107	21,489	$193,514	$266,260
Reinvestment of distributions	727	1,850	9,318	23,240
Shares redeemed	(6,594)	(18,655)	(84,307)	(223,592)
Net increase (decrease)	9,240	4,684	$118,525	$65,908

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Advisor Strategic Income Fund
Class A	.97%
Actual		$1,000.00	$1,028.90	$4.88
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class M	.97%
Actual		$1,000.00	$1,028.10	$4.88
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class C	1.73%
Actual		$1,000.00	$1,024.30	$8.68
Hypothetical-C		$1,000.00	$1,016.22	$8.65
Fidelity Strategic Income Fund	.67%
Actual		$1,000.00	$1,030.20	$3.37
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class I	.72%
Actual		$1,000.00	$1,029.90	$3.62
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Class Z	.62%
Actual		$1,000.00	$1,030.40	$3.12
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SI-SANN-0821
1.705747.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021